14. DEFERRED TAX ASSETS AND LIABILITIES, INCOME TAX AND MINIMUM NOTIONAL INCOME TAX (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Property, plant and equipment
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	$ (4,624)		$ (710)
Increase for subsidiaries acquisition			(4,477)
Reclassification to held for sale	841
Profit (loss)	2,083		563
Other comprehensive income (loss)	0		0
Deferred tax liability, ending	(1,700)		(4,624)
Investments in joint ventures and associates
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	(1,329)		0
Increase for subsidiaries acquisition			(1,281)
Reclassification to held for sale	0
Profit (loss)	222		(48)
Other comprehensive income (loss)	(176)		0
Deferred tax liability, ending	(1,283)		(1,329)
Intangible assets
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	(294)		(229)
Increase for subsidiaries acquisition			(74)
Reclassification to held for sale	0
Profit (loss)	221		9
Other comprehensive income (loss)	0		0
Deferred tax liability, ending	(73)		(294)
Trade and other receivables
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	(851)		(266)
Increase for subsidiaries acquisition			(269)
Reclassification to held for sale	0
Profit (loss)	176		(316)
Other comprehensive income (loss)	0		0
Deferred tax liability, ending	(675)		(851)
Financial assets at fair value through profit and loss
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	(95)		(49)
Increase for subsidiaries acquisition			(53)
Reclassification to held for sale	0
Profit (loss)	46		7
Other comprehensive income (loss)	0		0
Deferred tax liability, ending	(49)		(95)
Borrowings
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	(61)		(25)
Increase for subsidiaries acquisition			(43)
Reclassification to held for sale	0
Profit (loss)	(75)		7
Other comprehensive income (loss)	0		0
Deferred tax liability, ending	(136)		(61)
Assets classified as held for sale
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	0
Reclassification to held for sale	(841)
Profit (loss)	0
Other comprehensive income (loss)	0
Deferred tax liability, ending	(841)		0
Other
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	(3)		(2)
Increase for subsidiaries acquisition			(21)
Reclassification to held for sale	0
Profit (loss)	8		20
Other comprehensive income (loss)	0		0
Deferred tax liability, ending	5		(3)
Deferred tax liabilities
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	(7,257)		(1,281)
Increase for subsidiaries acquisition			(6,218)
Reclassification to held for sale	0
Profit (loss)	2,681	[1]	242	[2]
Other comprehensive income (loss)	(176)	[3]	0	[4]
Deferred tax liability, ending	(4,752)		(7,257)
Tax loss-carryforwards
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	942		32
Increase for subsidiaries acquisition			0
Reclassification to held for sale	0
Profit (loss)	694		910
Other comprehensive income (loss)	0		0
Deferred tax asset, ending	1,636		942
Trade and other receivables
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	194		53
Increase for subsidiaries acquisition			89
Reclassification to held for sale	(5)
Profit (loss)	(70)		52
Other comprehensive income (loss)	0		0
Deferred tax asset, ending	119		194
Financial assets at fair value through profit and loss
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	0		8
Increase for subsidiaries acquisition			0
Reclassification to held for sale	0
Profit (loss)	12		(8)
Other comprehensive income (loss)	0		0
Deferred tax asset, ending	12		0
Trade and other payables
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	1,124		333
Increase for subsidiaries acquisition			0
Reclassification to held for sale	0
Profit (loss)	58		791
Other comprehensive income (loss)	0		0
Deferred tax asset, ending	1,182		1,124
Defined benefit plans
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	361		109
Increase for subsidiaries acquisition			170
Reclassification to held for sale	(56)
Profit (loss)	(41)		55
Other comprehensive income (loss)	(4)		27
Deferred tax asset, ending	260		361
Provisions
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	1,722		134
Increase for subsidiaries acquisition			1,372
Reclassification to held for sale	(306)
Profit (loss)	(674)		216
Other comprehensive income (loss)	0		0
Deferred tax asset, ending	742		1,722
Taxes payable
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	224		49
Increase for subsidiaries acquisition			379
Reclassification to held for sale	0
Profit (loss)	(55)		(192)
Other comprehensive income (loss)	0		(12)
Deferred tax asset, ending	169		224
Liabilities associated to assets classified as held for sale
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	0
Reclassification to held for sale	367
Profit (loss)	0
Other comprehensive income (loss)	0
Deferred tax asset, ending	367		0
Other
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	126		23
Increase for subsidiaries acquisition			112
Reclassification to held for sale	0
Profit (loss)	(81)		(9)
Other comprehensive income (loss)	0		0
Deferred tax asset, ending	45		126
Deferred tax asset
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	4,693		741
Increase for subsidiaries acquisition			2,122
Reclassification to held for sale	0
Profit (loss)	(157)	[1]	1,815	[2]
Other comprehensive income (loss)	(4)	[3]	15	[4]
Deferred tax asset, ending	$ 4,532		$ 4,693

[1]	Includes a loss of $ 618 million corresponding to discontinued operations.
[2]	Includes a loss of $ 103 million corresponding to discontinued operations.
[3]	Includes a loss of $ 180 million corresponding to discontinued operations.
[4]	Includes a gain of $ 17 million corresponding to discontinued operations.